OTHER INCOME (EXPENSE), NET (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2009 Predecessor [Member]
Gain (loss) on derivative financial instruments	0	0.1	(1.2)	(3.4)
Foreign exchange gain (loss) on working capital balances	0.4	5.5	(7.9)	3.2
Gain (loss) on disposal of property, plant and equipment	(0.4)	0.6	6.7	0.1		7.2	(3.9)
Gain on sale of non-core assets	0 [1]	8.1 [1]	0 [1]	0	[1]
Settlement gain on special pension portability election	0	2.6	0	0		0	0
Loss on purchase of Floating Rate Notes		(2.3)
Loss on fires	0	0	0	(2.4)
Other	0.2	0.3	(0.2)	0.4
Other expense, net	0.1	14.9	(2.6)	(2.1)		(2.6)	(28.6)

[1]	Includes gains on the sale of the Elk Falls site ($3.1 million) and our interest in Powell River Energy ($5.3 million), partially offset by a loss on the sale of poplar land ($0.3 million).